Document And Entity Information	Oct. 21, 2026
Document Information [Line Items]
Entity, Registrant Name	CONSUMERS BANCORP, INC.
Document, Type	8-K
Document, Period End Date	Oct. 21, 2026
Entity, Incorporation, State or Country Code	OH
Entity, File Number	033-79130
Entity, Tax Identification Number	34-1771400
Entity, Address, Address Line One	614 East Lincoln Way
Entity, Address, Address Line Two	P.O. Box 256
Entity, Address, City or Town	Minerva
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44657
City Area Code	330
Local Phone Number	868-7701
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001006830